BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2015	Mar. 31, 2014
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Limited partners capital account, units issued	18,679,738	18,679,738
Limited partners capital account, units outstanding	18,588,788	18,631,538
Assignor Limited Partners Capital Account Units Issued	18,679,738	18,679,738
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Series Seven [Member]
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Limited partners capital account, units issued	1,036,100	1,036,100
Limited partners capital account, units outstanding	1,036,100	1,036,100
Assignor Limited Partners Capital Account Units Issued	1,036,100	1,036,100
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Series Nine [Member]
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Limited partners capital account, units issued	4,178,029	4,178,029
Limited partners capital account, units outstanding	4,156,429	4,164,929
Assignor Limited Partners Capital Account Units Issued	4,178,029	4,178,029
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Series Ten [Member]
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Limited partners capital account, units issued	2,428,925	2,428,925
Limited partners capital account, units outstanding	2,421,225	2,421,225
Assignor Limited Partners Capital Account Units Issued	2,428,925	2,428,925
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Series Eleven [Member]
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Limited partners capital account, units issued	2,489,599	2,489,599
Limited partners capital account, units outstanding	2,486,499	2,486,499
Assignor Limited Partners Capital Account Units Issued	2,489,599	2,489,599
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Series Twelve [Member]
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Limited partners capital account, units issued	2,972,795	2,972,795
Limited partners capital account, units outstanding	2,947,595	2,966,795
Assignor Limited Partners Capital Account Units Issued	2,972,795	2,972,795
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000
Series Fourteen [Member]
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Limited partners capital account, units issued	5,574,290	5,574,290
Limited partners capital account, units outstanding	5,540,940	5,555,990
Assignor Limited Partners Capital Account Units Issued	5,574,290	5,574,290
Assignor Limited Partners Capital Account Units Authorized	20,000,000	20,000,000